UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number:  811-22107
SEI STRUCTURED CREDIT FUND, LP
(Exact name of registrant as specified in charter)
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One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)
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Timothy D. Barto, Esquire
SEI Structured Credit Fund, LP
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
CC:
Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
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Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2022 to June 30, 2023
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Item 1. Proxy Voting Record.
Attached are the proxy voting records for the following funds, each of which is a series of SEI Structured Credit Fund, LP:

SEI Structured Credit Fund, LP

Registrant Name : SEI Structured Credit Fund, LP
Fund Name : SEI Structured Credit Fund, LP
Date of Fiscal Year End : 12/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI STRUCTURED CREDIT FUND, LP
By: /s/ Robert Nesher
Robert Nesher
President
Date: August 31, 2023